Income Taxes	12 Months Ended
Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Income Taxes

17. Income Taxes

(1) The details of income tax expense for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018		2017			2016
		(In millions of Korean won)
Current tax expense	~~W~~	7,430	~~W~~	4,180	~~W~~	3,240
Deferred tax expense (benefit)		(4,377)		(3,036)		—
Income tax expense	~~W~~	3,053	~~W~~	1,144	~~W~~	3,240

(2) Reconciliation between actual income tax expense and the amount computed by applying applicable tax rate to profit before tax for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018		2017			2016
		(In millions of Korean won)
Profit before income tax	~~W~~	34,439	~~W~~	14,458	~~W~~	3,827
Income tax using the statutory tax rate of each country		8,994		3,232		700
Adjustments
Non-deductible expenses		62		136		37
Foreign taxes paid but not utilized as tax credit		5,196		3,963		2,819
Utilization of previously unrecognized deferred tax asset		(5,347)		(3,307)		—
Reassessment of previously unrecognized deferred tax assets		(6,265)		(3,036)		—
Effect of change foreign currency exchange rate		(221)		495		(114)
Others		634		(339)		(202)
Total adjustments		(5,941)		(2,088)		2,540
Income tax expense	~~W~~	3,053	~~W~~	1,144	~~W~~	3,240
Effective tax rate		9%		8%		85%

The weighted average applicable tax rate of the Company was 24.4% (2017: 22.4%). The increase is mainly due to a change in the taxable income of the consolidated entities in the respective countries.

(3) Changes in deferred income tax assets (liabilities) recognized in the statements of financial position for the years ended December 31, 2018 and 2017 are as follows:

	December 31, 2018						December 31, 2017
	Beginning balance		Increase (decrease)		Ending balance		Beginning balance		Increase (decrease)		Ending balance
		(In millions of Korean won)						(In millions of Korean won)
Deferred income tax on temporary differences
Deferred tax assets
Intangible assets	~~W~~	89	~~W~~	155	~~W~~	244	~~W~~	198	~~W~~	(109)	~~W~~	89
Other non-current assets		49		(41)		8		110		(61)		49
Accounts payables		1,440		3,260		4,700		590		850		1,440
Accrued expenses		88		16		104		51		37		88
Deferred revenue		812		126		938		(20)		832		812
Allowance for doubtful account		217		40		257		271		(54)		217
Other non-current liabilities		40		6		46		32		8		40
Investments in subsidiaries		2,747		(2,747)		—		2,747		—		2,747
Others		28		(45)		(17)		68		(40)		28
Deferred tax liabilities
Foreign taxes paid		(13)		38		25		(13)		—		(13)
Property and equipment		(32)		13		(19)		38		(70)		(32)
Sub Total		5,465		821		6,286		4,072		1,393		5,465
Deferred tax asset for tax losses carryforwards		14,002		(10,133)		3,869		20,662		(6,660)		14,002
Deferred tax asset for tax credits		8,090		(2,406)		5,684		6,697		1,393		8,090
Unrecognized deferred tax assets		(24,521)		16,095		(8,426)		(31,431)		6,910		(24,521)
Deferred tax assets	~~W~~	3,036	~~W~~	4,377	~~W~~	7,413	~~W~~	—	~~W~~	3,036	~~W~~	3,036

Unrecognized deferred tax assets are reassessed by taking into consideration various factors such as the Company's performance, the overall economic environment and industry outlook, expected future earnings and tax credits, As of December 31, 2018, the Company has recognized deferred tax assets related to temporary differences, tax loss carryforward and tax credit carryforwards, which can be utilized based on the likelihood of future taxable income. This amount may change if the estimate of future taxable income changes.

(4) Details of unused tax loss carryforwards and unused tax credit carryforwards that are not recognized as deferred income tax assets as of December 31, 2018 are as follows:

Year of expiration	Unused loss carryforwards		Unused tax credit carryforwards
2019	~~W~~	—	~~W~~	298
2020		—		212
2021		—		175
2022		—		163
2023		1,043		521
After 2023		7,678		—
Total	~~W~~	8,721	~~W~~	1,369

Temporary differences of Won 18,453 million, and Won 10,325 million are not recognized as deferred income tax assets as of December 31, 2018 and 2017. Temporary difference of Won 25,536 million, and Won 13,052 relating to investments in subsidiaries are not recognized as deferred tax assets as of December 31, 2018, and 2017, respectively, as they are only realized in the event of disposal of the subsidiary. No such disposal is expected in the foreseeable future.